Employee Benefit Obligations	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT OBLIGATIONS
EMPLOYEE BENEFIT OBLIGATIONS

24.   EMPLOYEE BENEFIT OBLIGATIONS

24.1     General information

The Group provides various post-employment benefits for all or some of their active or retired employees. These benefits are calculated and recognized in the financial statements according to the criteria described in Note 3.l.1, and include primarily the following:

-	Defined benefit plans:

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a minimum service vesting requirement period, which depending on the company, varies within a range from 5 to 15 years.

Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.

Health benefit: The beneficiary receives health coverage in addition to that to which they are entitled to under applicable social security system.

24.2     Details, changes and presentation in financial statements

a)	The post-employment obligations associated with the defined benefits plan as of December 31, 2019 and 2018 are as follows:

Post-employment obligations	12-31-2019	12-31-2018
	ThCh$	ThCh$
Post-employment obligations long term	19,143,273	14,610,975
Compensation for years of services	14,354,260	9,872,878
Health Plans	3,063,854	3,143,113
Energy Supply Plans	1,725,159	1,594,984

Total Post-employment obligations, net	19,143,273	14,610,975

b)	The balance and changes in post-employment defined benefit obligations as of and for the years ended December 31, 2019 and 2018 are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance as of December 31, 2017	14,875,948
Current service cost	680,467
Net interest cost	695,935
Actuarial gains from changes in financial assumptions	145,338
Actuarial gains from changes in seniority adjustments	179,914
Contributions paid by the Company	(1,925,219)
Past service costs	(39,060)
Transfer of personnel	(2,348)
Closing balance as of December 31, 2018	14,610,975
Current service cost	756,654
Net interest cost	747,373
Actuarial gains from changes in financial assumptions	1,250,166
Actuarial gains from changes in seniority adjustments	2,396,539
Contributions paid by the Company	(1,251,195)
Past service costs	760,068
Transfer of personnel	(127,307)
Closing balance as of December 31, 2019	19,143,273

The Group companies make no contributions to funds for financing the payment of these benefits.

c)	The following amounts were recognized in the consolidated statement of comprehensive income for continuing and discontinued operations for the years ended December 31, 2019, 2018 and 2017:

	For the year ended
	12-31-2019	12-31-2018	12-31-2017
Expense Recognized in Comprehensive Income Statement	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	756,654	680,467	790,850
Interest cost for defined benefits plan	747,373	695,935	691,075
Past service costs	760,068	(39,060)	—
Expenses recognized in the Statement of Income	2,264,095	1,337,342	1,481,925
Losses from remeasurement of defined benefit plans	3,646,705	325,252	(251,976)
Total expense recognized in Comprehensive Income Statement	5,910,800	1,662,594	1,229,949

24.3     Other disclosures

Actuarial assumptions

As of December 31, 2019 and 2018 the following assumptions were used in the actuarial calculation of defined benefits:

	Chile
Actuarial assumptions	12-31-2019	12-31-2018
Discount rates used	3.40%	4.70%
Expected rate of salary increases	3.80%	3.80%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014
Expected rotation rate	5.4%	4.0%

Sensitivity

As of December 31, 2019, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$1,343,403 (ThCh$905,602 as of December 31, 2018) if the rate rises and an increase of ThCh$1,535,060  (ThCh$1,034,800  as of December 31, 2018) if the rate falls.

Future disbursements

Acording to the available estimate the disbursements for defined benefit plans will increase to ThCh$2,022,131 for 2019 period.

Term of commitments

The Group’s obligations have a weighted average term of 7.76 years, and the flow for benefits for the next 10 years and beyond expected to be as follows:

Years	ThCh$
1	2,022,131
2	1,865,173
3	1,639,401
4	1,324,178
5	1,835,230
6 to 10	6,834,655